History And Reorganization of The Group - Summary of Cash Flow Summary And Income Summary of Consolidated Affiliated Entities And Subsidiaries (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Total income		¥ 820,843	¥ 364,385	¥ 463,396
Net loss		16,709,060	12,276,240	13,317,144
Net cash generated from/(used in) operating activities		4,987,472	7,121,282	2,191,894
Proceeds from sale of investment assets		132,430,620	151,232,710	118,648,110
Payment for acquisition of investment assets		128,591,697	166,531,308	128,570,535
Net cash generated from/(used in) investing activities		313,822	(15,003,750)	(11,013,511)
Proceeds from borrowings		7,262,435	10,589,599	4,492,266
Net cash generated from/(used in) financing activities		(2,448,028)	24,873,923	(2,612,125)
Effect of exchange rate changes on cash and cash equivalents		(142,607)	(517,865)	169,713
Net increase/(decrease) in cash		2,710,659	16,473,590	(11,264,029)
Add: Cash and cash equivalents at the beginning of the year		23,785,651	7,312,061	18,576,090
Cash and cash equivalents at the end of the year		26,496,310	23,785,651	7,312,061
Consolidated affiliated entities and subsidiaries [member]
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Inter-company revenues		5,249	(70,159)	2,497,287
Total income		1,566,847	1,571,968	3,564,138
Inter-company expenses		1,422,021	1,012,435	3,005,157
Net loss		(646,942)	(142,116)	(2,403,015)
Inter-company cash flow		1,369,172	(1,151,110)	(5,639,240)
Reclassification	[1]	327,497
Other operating activities		(653,230)	1,835,668	5,285,146
Net cash generated from/(used in) operating activities		1,043,439	684,558	(354,094)
Inter-company cash flow		(735,327)	501,185
Reclassification	[1]	(327,497)
Payment for advances to consolidated entities		(500,000)	(240,000)	(4,274,611)
Receipts of repayment of the advances from consolidated entities		1,064,669	4,813,732	3,019
Proceeds from sale of investment assets		20,633,784	16,449,825	24,720,312
Payment for acquisition of investment assets		(9,440,542)	(28,402,132)	(28,449,798)
Other investing activities		(4,826,844)	(697,316)	(1,211)
Net cash generated from/(used in) investing activities		5,868,243	(7,574,706)	(8,002,289)
Repayment for advances to consolidated entities		(17,114,012)	(9,031,546)	(2,451,884)
Receipts of advances from consolidated entities		9,774,001	16,096,040	11,552,665
Proceeds from borrowings		572,000	531,162	255,257
Repayment of interest expenses and borrowings		(664,880)	(275,959)	(953,384)
Other financing activities		(474)		(11,869)
Net cash generated from/(used in) financing activities		(7,433,365)	7,319,697	8,390,785
Effect of exchange rate changes on cash and cash equivalents		(15)	(14)
Net increase/(decrease) in cash		(521,698)	429,535	34,402
Add: Cash and cash equivalents at the beginning of the year		1,426,058	996,523	962,121
Cash and cash equivalents at the end of the year		¥ 904,360	¥ 1,426,058	¥ 996,523

[1]	This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated affiliated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements.